Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 2.1	$ 18.1
Charge to income statement	9.1	1.1	[1]	$ 5.0	[1]
Payments	0.0	(17.8)
Translation adjustment	0.3	0.7
Balance at end of the year	$ 11.5	$ 2.1		$ 18.1

[1]	Refer note 42.